UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21910

 -------------------------------------------------------------------------------

                      Claymore Exchange-Traded Fund Trust 2

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   2455 Corporate West Drive, Lisle, IL 60532

--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell

                   2455 Corporate West Drive, Lisle, IL 60532

--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (630) 505-3700
                                                     --------------

Date of fiscal year end: May 31
                         --------------------

Date of reporting period: February 28, 2010
                          -------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

         Attached hereto.

TAO | CLAYMORE/ALPHASHARES CHINA REAL ESTATE ETF
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2010 (UNAUDITED)

NUMBER OF SHARES      DESCRIPTION                                                                                           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                      COMMON STOCKS - 100.0%
                      CHINA - 99.3%
         800,000      Agile Property Holdings Ltd.                                                                    $ 1,022,239
         594,000      Beijing Capital Land Ltd.                                                                           211,177
       1,078,000      Champion Real Estate Investment Trust - REIT                                                        487,390
         233,000      Cheung Kong Holdings Ltd.                                                                         2,842,214
       1,352,000      China Overseas Land & Investment Ltd.                                                             2,741,147
         934,000      China Resources Land Ltd.                                                                         1,944,192
         375,500      Chinese Estates Holdings Ltd.                                                                       602,669
       3,256,000      Country Garden Holdings Co.                                                                       1,128,204
          25,637      E-House China Holdings Ltd., ADR (a)                                                                448,647
       1,568,000      Franshion Properties China Ltd.                                                                     506,956
         168,000      Great Eagle Holdings Ltd.                                                                           472,837
         357,500      Greentown China Holdings Ltd.                                                                       474,312
         574,400      Guangzhou R&F Properties Co. Ltd.                                                                   852,350
         478,000      Hang Lung Group Ltd.                                                                              2,404,361
         788,000      Hang Lung Properties Ltd.                                                                         3,009,551
         398,000      Henderson Land Development Co. Ltd.                                                               2,688,929
         617,000      Hongkong Land Holdings Ltd.                                                                       2,838,200
         398,500      Hopewell Holdings Ltd.                                                                            1,167,779
         338,000      Hopson Development Holdings Ltd.                                                                    472,822
         347,000      Hysan Development Co. Ltd.                                                                          922,997
         380,000      Kerry Properties Ltd.                                                                             1,808,626
         619,500      KWG Property Holding Ltd.                                                                           411,758
       1,233,500      Link Real Estate Investment Trust (The) - REIT                                                    3,101,486
         238,000      Neo-China Land Group Holdings Ltd. (b)                                                               71,124
         952,400      New World China Land Ltd.                                                                           318,965
       1,347,000      New World Development Ltd.                                                                        2,470,748
       2,510,000      Renhe Commercial Holdings Co. Ltd.                                                                  575,499
       1,052,000      Shenzhen Investment Ltd.                                                                            369,938
         803,500      Shimao Property Holdings Ltd.                                                                     1,339,279
       1,137,300      Shui On Land Ltd.                                                                                   552,290
         534,000      Shun Tak Holdings Ltd.                                                                              284,769
       1,334,000      Sino Land Co. Ltd.                                                                                2,529,382
       1,770,500      Sino-Ocean Land Holdings Ltd.                                                                     1,564,483
       1,055,000      Soho China Ltd.                                                                                     519,119
         200,000      Sun Hung Kai Properties Ltd.                                                                      2,777,152
         250,500      Swire Pacific Ltd. - Class A                                                                      2,795,935
         540,000      Swire Pacific Ltd. - Class B                                                                      1,140,745
         484,000      Tian An China Investment                                                                            307,980
         576,000      Wharf Holdings Ltd.                                                                               2,967,791
         468,000      Wheelock & Co. Ltd.                                                                               1,311,161
       2,140,000      Yuexiu Property Co. Ltd.                                                                            556,821
                                                                                                           -----------------------
                                                                                                                       55,014,024
                                                                                                           -----------------------
                      SINGAPORE - 0.7%
         323,000      Yanlord Land Group Ltd.                                                                             411,304
                                                                                                           -----------------------

                      TOTAL INVESTMENTS - 100.0%
                      (Cost $56,825,298)                                                                               55,425,328
                      Liabilities in excess of Other Assets - (0.0%*)                                                     (25,800)
                                                                                                           -----------------------
                      NET ASSETS - 100.0%                                                                            $ 55,399,528
                                                                                                           =======================

* Less than 0.1%

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

(a)  Non-income producing security.
(b) Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $71,124 which represents 0.1% of net assets.

--------------------------------------------------------------------------------
                 SUMMARY OF INVESTMENTS BY SECTOR CLASSIFICATION
--------------------------------------------------------------------------------
SECTOR*                                                   % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------
Financials                                                                100.0%
--------------------------------------------------------------------------------
* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended November 30, 2009.

At February 28, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

                                                     Gross Tax           Gross Tax         Net Tax Unrealized
Cost of Investments for Tax                         Unrealized          Unrealized            Depreciation on
                   Purposes                       Appreciation        Depreciation                Investments
--------------------------------------------------------------------------------------------------------------
$                60,337,674                        $ 1,682,166         $(6,594,512)             $ (4,912,346)
--------------------------------------------------------------------------------------------------------------

In accordance with ASC 820, Fair Value Measurements and Disclosures (formerly known as the Statement of Financial Accounting Standard ("FAS") No. 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2010.

Description                                    Level 1               Level 2              Level 3                  Total
----------------------------------        -------------------   -------------------   -----------------    ----------------------
(value in $000s)
Assets:
Common Stocks:
    Financials                                      $ 55,354                  $ 71                 $ -                  $ 55,425
                                          -------------------   -------------------   -----------------    ----------------------
Total                                               $ 55,354                  $ 71                 $ -                  $ 55,425
                                          ===================   ===================   =================    ======================

HAO | CLAYMORE/ALPHASHARES CHINA SMALL CAP INDEX ETF
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2010 (UNAUDITED)

NUMBER OF SHARES      DESCRIPTION                                                                               VALUE
----------------------------------------------------------------------------------------------------------------------
                      COMMON STOCKS  - 100.1%
                      CONSUMER DISCRETIONARY - 13.2%
       1,760,000      361 Degrees International Ltd.                                                      $ 1,253,686
       2,040,000      Anta Sports Products Ltd.                                                             2,932,549
       4,272,000      AviChina Industry & Technology Co. (a)                                                2,091,056
       5,912,000      Bosideng International Holdings Ltd.                                                  1,256,519
       8,928,000      Brilliance China Automotive Holdings Ltd. (a)                                         2,415,040
       4,840,000      China Hongxing Sports Ltd.                                                              585,331
       7,988,000      China Travel International Investment Hong Kong Ltd.                                  2,099,032
         237,134      Focus Media Holding Ltd., ADR (a)                                                     3,658,978
       1,436,000      Golden Eagle Retail Group Ltd.                                                        2,626,598
       1,222,500      Great Wall Motor Co. Ltd.                                                             1,842,407
       1,923,000      Haier Electronics Group Co. Ltd. (a)                                                  1,065,120
       3,632,000      Hengdeli Holdings Ltd.                                                                1,384,804
          67,716      Home Inns & Hotels Management, Inc., ADR (a)                                          2,273,226
       1,575,000      Intime Department Store Group Co. Ltd.                                                1,334,926
       1,495,000      Little Sheep Group Ltd.                                                                 751,029
       2,623,000      Maoye International Holdings                                                            702,769
       1,540,000      Minth Group Ltd.                                                                      2,225,689
         999,000      Ports Design Ltd.                                                                     2,462,965
       2,192,000      Qingling Motors Co. Ltd.                                                                530,822
       4,162,000      Shanghai Jin Jiang International Hotels Group Co. Ltd.                                1,308,105
         956,000      Shenzhou International Group Holdings Ltd.                                            1,285,610
       1,386,000      TCL Multimedia Technology Holdings Ltd. (a)                                           1,410,396
       1,868,000      Tianneng Power International Ltd.                                                       827,725
       5,586,000      VODone Ltd. (a)                                                                       1,582,977
       1,224,000      Weiqiao Textile Co.                                                                     849,808
       1,671,500      XTEP International Holdings                                                           1,113,135
                                                                                              ------------------------
                                                                                                           41,870,302
                                                                                              ------------------------

                      CONSUMER STAPLES - 6.8%
         182,541      American Oriental Bioengineering, Inc. (a)                                              757,545
       2,374,000      BaWang International Group Holding Ltd. (a)                                           1,333,270
       2,122,000      China Foods Ltd.                                                                      1,850,482
       1,416,000      China Green Holdings Ltd.                                                             1,630,616
       1,542,000      China Huiyuan Juice Group Ltd.                                                        1,018,949
       4,138,000      Global Bio-Chem Technology Group Co. Ltd.                                             1,119,336
         613,000      Hsu Fu Chi International Ltd.                                                           872,163
         611,000      Lianhua Supermarket Holdings Co. Ltd.                                                 1,928,227
       1,788,000      People's Food Holdings Ltd.                                                             864,936
       4,629,000      Pine Agritech Ltd. (a)                                                                  444,558
         892,000      Tsingtao Brewery Co. Ltd.                                                             4,251,257
       2,819,000      Uni-President China Holdings Ltd.                                                     1,677,598
       1,086,000      Vinda International Holdings Ltd.                                                       685,451
       1,658,000      Wumart Stores, Inc.                                                                   3,186,429
                                                                                              ------------------------
                                                                                                           21,620,817
                                                                                              ------------------------

                      ENERGY - 0.2%
       3,400,000      Honghua Group Ltd.                                                                      525,546
                                                                                              ------------------------

                      FINANCIALS - 12.3%
       3,108,000      Beijing Capital Land Ltd.                                                             1,104,946
       2,096,000      Beijing North Star Co.                                                                  645,268
       2,140,000      China Everbright Ltd.                                                                 5,193,325
         134,284      E-House China Holdings Ltd., ADR (a)                                                  2,349,970
       8,192,000      Franshion Properties China Ltd.                                                       2,648,589
       1,864,500      Greentown China Holdings Ltd.                                                         2,473,719
       3,235,500      KWG Property Holding Ltd.                                                             2,150,512
       5,290,000      PICC Property & Casualty Co. Ltd. (a)                                                 4,783,476
       2,003,000      Poly Hong Kong Investments Ltd.                                                       2,412,367
      13,116,000      Renhe Commercial Holdings Co. Ltd.                                                    3,007,269
       2,178,000      Shanghai Forte Land Co.                                                                 594,764
      17,415,000      Shanghai Zendai Property Ltd. (a)                                                       729,051
       5,490,000      Shenzhen Investment Ltd.                                                              1,930,571
       5,501,000      Soho China Ltd.                                                                       2,706,798
         878,000      SPG Land Holdings Ltd.                                                                  542,858
      11,140,000      United Energy Group Ltd. (a)                                                            774,872
       1,690,000      Yanlord Land Group Ltd. (Singapore)                                                   2,152,024
      11,176,000      Yuexiu Property Co. Ltd.                                                              2,907,961
                                                                                              ------------------------
                                                                                                           39,108,340
                                                                                              ------------------------

                      HEALTH CARE - 4.7%
          69,222      China Medical Technologies, Inc., ADR                                                   957,340
       2,222,000      China Pharmaceutical Group Ltd.                                                       1,187,799
         703,000      China Shineway Pharmaceutical Group Ltd.                                              1,514,058
       1,352,000      Shandong Weigao Group Medical Polymer Co. Ltd.                                        5,224,549
          78,774      Simcere Pharmaceutical Group, ADR (a)                                                   710,541
       6,996,000      Sino Biopharmaceutical                                                                2,279,928
         181,004      WuXi PharmaTech Cayman, Inc., ADR (a)                                                 2,917,785
                                                                                              ------------------------
                                                                                                           14,792,000
                                                                                              ------------------------

                      INDUSTRIALS - 28.8%
       6,460,000      Air China Ltd. (a) (b)                                                                5,633,419
       1,452,000      Anhui Expressway Co.                                                                    961,348
         922,000      Baoye Group Co. Ltd.                                                                    552,249
       5,550,000      Beijing Capital International Airport Co. Ltd. (a)                                    3,038,315
       1,199,000      China Automation Group Ltd.                                                             769,129
       8,880,000      China Eastern Airlines Corp. Ltd. (a)                                                 3,706,029
       4,730,000      China Everbright International Ltd.                                                   2,327,423
       3,829,000      China National Materials Co. Ltd.                                                     2,411,821
      11,082,000      China Shipping Container Lines Co. Ltd. (a)                                           4,425,177
       4,829,000      China South Locomotive and Rolling Stock Corp.                                        3,371,377
       7,340,000      China Southern Airlines Co. Ltd. (a) (b)                                              2,817,495
       3,236,000      China State Construction International Holdings Ltd.                                  1,175,462
       2,908,000      Chongqing Machinery & Electric Co. Ltd. (a)                                             659,262
       1,478,000      CIMC Enric Holdings Ltd. (a)                                                            950,005
       4,864,000      Citic Resources Holdings Ltd. (a)                                                     1,303,190
       1,802,000      Cosco International Holdings Ltd.                                                       879,721
       3,272,000      COSCO Pacific Ltd.                                                                    5,099,757
       3,140,000      Dalian Port PDA Co. Ltd.                                                              1,302,376
         502,400      Dongfang Electric Corp. Ltd.                                                          2,523,859
       4,234,000      Guangshen Railway Co. Ltd.                                                            1,717,957
         460,000      Guangzhou Shipyard International Co. Ltd.                                               754,880
       2,654,000      GZI Transportation Ltd.                                                               1,025,588
       1,494,000      Haitian International Holdings Ltd.                                                     806,335
       1,988,000      Harbin Power Equipment Co. Ltd.                                                       1,600,469
       3,606,000      Jiangsu Expressway Co. Ltd.                                                           3,348,974
       3,938,000      Lonking Holdings Ltd.                                                                 2,500,768
       2,536,000      Minmetals Land Ltd. (a)                                                                 555,327
       8,784,000      Shanghai Electric Group Co. Ltd.                                                      3,971,461
       2,208,000      Shenzhen Expressway Co. Ltd.                                                          1,166,094
      27,222,500      Shenzhen International Holdings                                                       2,103,924
       3,164,000      Sichuan Expressway Co. Ltd.                                                           1,805,473
       4,581,000      Sinotrans Ltd.                                                                        1,239,169
       3,768,000      Sinotrans Shipping Ltd.                                                               1,810,383
       1,958,000      Sinotruk Hong Kong Ltd.                                                               2,040,385
         361,686      Suntech Power Holdings Co. Ltd., ADR (a)                                              4,795,956
       1,466,000      Tianjin Development Holdings                                                            912,078
       1,830,000      Tianjin Port Development Holdings Ltd. (a)                                              549,235
         597,000      Weichai Power Co. Ltd.                                                                4,525,553
       4,305,000      Yangzijiang Shipbuilding Holdings Ltd. (Singapore)                                    3,491,285
       4,230,000      Zhejiang Expressway Co. Ltd.                                                          3,824,972
       1,376,000      Zhuzhou CSR Times Electric Co. Ltd.                                                   2,704,729
                                                                                              ------------------------
                                                                                                           91,158,409
                                                                                              ------------------------

                      INFORMATION TECHNOLOGY - 12.8%
       1,928,000      AAC Acoustic Technologies Holdings, Inc.                                              3,009,958
          96,110      AsiaInfo Holdings, Inc. (a)                                                           2,347,006
       2,280,500      BYD Electronic International Co. Ltd. (a)                                             1,885,888
       4,224,000      China Aerospace International Holdings Ltd. (a)                                         642,032
         111,503      China Digital TV Holding Co. Ltd., ADR (a)                                              845,193
       1,354,000      Comba Telecom Systems Holdings Ltd.                                                   1,468,526
       1,450,000      Digital China Holdings Ltd.                                                           2,278,655
         280,884      Giant Interactive Group, Inc., ADR                                                    2,179,660
       2,396,000      Ju Teng International Holdings Ltd.                                                   2,030,783
       2,236,500      Kingboard Laminates Holdings Ltd.                                                     1,725,625
       1,538,000      Kingsoft Corp Ltd.                                                                    1,313,472
       2,368,000      Meadville Holdings Ltd.                                                                 912,019
      48,470,000      Semiconductor Manufacturing International Corp. (a)                                   5,119,620
          88,123      Sohu.com, Inc. (a)                                                                    4,512,779
       3,822,000      TPV Technology Ltd.                                                                   2,560,029
       1,952,000      Travelsky Technology Ltd.                                                             1,568,972
       1,224,000      Wasion Group Holdings Ltd.                                                              876,611
         860,708      ZTE Corp.                                                                             5,321,670
                                                                                              ------------------------
                                                                                                           40,598,498
                                                                                              ------------------------

                      MATERIALS - 15.1%
       1,240,000      Asia Cement China Holdings Corp.                                                        658,066
       3,455,500      BBMG Corp. (a)                                                                        3,382,792
       5,306,000      China BlueChemical Ltd.                                                               3,403,670
       1,212,000      China Metal Recycling Holdings Ltd. (Cayman Islands) (a)                              1,125,612
       3,970,000      China Molybdenum Co. Ltd.                                                             3,109,173
       2,198,000      China Oriental Group Co. Ltd. (a)                                                       835,219
       5,609,000      China Shanshui Cement Group Ltd.                                                      3,012,814
       4,180,000      China Zhongwang Holdings Ltd. (a)                                                     3,602,079
       1,590,000      Chongqing Iron & Steel Co. Ltd.                                                         501,781
         391,000      FerroChina Ltd. (a) (b)                                                                       -
       1,978,000      Fufeng Group Ltd.                                                                     1,439,546
       2,791,000      Hidili Industry International Development Ltd.                                        2,991,121
       4,886,000      Hunan Non-Ferrous Metal Corp. Ltd. (a)                                                2,007,682
       4,968,014      Lee & Man Paper Manufacturing Ltd.                                                    3,302,048
       1,796,000      Lumena Resources Corp. (a)                                                              527,463
       5,112,000      Maanshan Iron & Steel (a)                                                             3,068,510
       2,180,000      Minmetals Resources Ltd. (a)                                                            727,289
         568,500      Real Gold Mining Ltd. (a)                                                               716,177
         851,500      Shandong Chenming Paper Holdings Ltd.                                                   551,701
      11,208,000      Shougang Concord International Enterprises Co. Ltd.                                   2,512,050
       5,212,000      Sinofert Holdings Ltd.                                                                2,920,415
       6,884,000      Sinopec Shanghai Petrochemical Co. Ltd. (a)                                           2,456,244
       4,138,000      Sinopec Yizheng Chemical Fibre Co. Ltd. (a)                                           1,076,695
       2,244,000      Xinjiang Xinxin Mining Industry Co. Ltd.                                              1,196,669
       1,398,000      Zhaojin Mining Industry Co. Ltd.                                                      2,798,395
                                                                                              ------------------------
                                                                                                           47,923,211
                                                                                              ------------------------

                      TELECOMMUNICATION SERVICES - 1.0%
       5,886,000      China Communications Services Corp. Ltd.                                              3,025,130
                                                                                              ------------------------

                      UTILITIES - 5.2%
       4,755,000      China Power International Development Ltd. (a)                                        1,157,612
       3,598,000      China Resources Gas Group Ltd.                                                        5,200,018
       9,776,000      Datang International Power Generation Co. Ltd.                                        4,445,153
       1,392,000      Epure International Ltd.                                                                797,155
       7,140,000      Guangdong Investment Ltd.                                                             3,623,642
       4,234,000      Huadian Power International Co. (a)                                                   1,161,666
                                                                                              ------------------------
                                                                                                           16,385,246
                                                                                              ------------------------

                      TOTAL INVESTMENTS - 100.1%
                      (Cost $311,421,019)                                                                 317,007,499
                      Liabilities in excess of Other Assets - (0.1%)                                         (308,153)
                                                                                              ------------------------
                      NET ASSETS - 100.0%                                                               $ 316,699,346
                                                                                              ========================

ADR - American Depositary Receipt

     (a)  Non-income producing security.

     (b) Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $8,450,914 which represents 2.7% of net assets.

Securities are classified by sectors that represent broad groupings of related industries.


--------------------------------------------------------------------------------
   Country Allocation*
--------------------------------------------------------------------------------
China                                                                     97.9%
Singapore                                                                  1.8%
Cayman Islands                                                             0.3%
--------------------------------------------------------------------------------
 * Subject to change daily.  Based on total investments.

See previously submitted notes to financial statements for the period ended November 30, 2009.

At February 28, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

                                                                                                        Net Tax
                                                        Gross Tax             Gross Tax              Unrealized
                                                       Unrealized            Unrealized         Appreciation on
    Cost of Investments for Tax Purposes             Appreciation          Depreciation             Investments
-----------------------------------------    ---------------------    ------------------    --------------------
                           $ 311,674,417             $ 21,616,981          $(16,283,899)            $ 5,333,082
-----------------------------------------    ---------------------    ------------------    --------------------

In accordance with ASC 820, Fair Value Measurements and Disclosures (formerly known as the Statement of Financial Accounting Standard ("FAS") No. 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2010.

Description                               Level 1                 Level 2                Level 3                   Total
--------------------------------    ---------------------    ------------------    --------------------    -----------------------
(value in $000s)
Assets:
Common Stocks:
   Consumer Discretionary                       $ 41,870                   $ -                     $ -                   $ 41,870
   Consumer Staples                               21,621                     -                       -                     21,621
   Energy                                            526                     -                       -                        526
   Financials                                     39,108                     -                       -                     39,108
   Health Care                                    14,792                     -                       -                     14,792
   Industrials                                    82,707                 8,451                       -                     91,158
   Information Technology                         40,599                     -                       -                     40,599
   Materials                                      47,923                     -                       -  *                  47,923
   Telecommunication Services                      3,025                     -                       -                      3,025
   Utilities                                      16,385                     -                       -                     16,385
                                    ---------------------    ------------------    --------------------    -----------------------
Total                                          $ 308,556               $ 8,451                     $ -                  $ 317,007
                                    =====================    ==================    ====================    =======================

*See Portfolio of Investments for detail on Level 3 fair valued security with zero market value. There was no share activity or change in unrealized gain/loss on the Level 3 security for the period ended February 28, 2010.

EXB | CLAYMORE/BEACON GLOBAL EXCHANGES, BROKERS & ASSET MANAGERS INDEX ETF PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2010 (UNAUDITED)

NUMBER OF SHARES      DESCRIPTION                                                                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                      COMMON STOCKS  - 98.7%
                      AUSTRALIA - 3.0%
           2,570      ASX Ltd.                                                                                          $ 83,911
             235      Perpetual Ltd.                                                                                       7,643
                                                                                                        -------------------------
                                                                                                                          91,554
                                                                                                        -------------------------
                      BERMUDA - 1.5%
           2,241      Invesco Ltd.                                                                                        43,923
           2,000      TaiFook Securities Group Ltd.                                                                        1,587
                                                                                                        -------------------------
                                                                                                                          45,510
                                                                                                        -------------------------
                      CANADA - 2.7%
             851      CI Financial Corp.                                                                                  16,828
             457      DundeeWealth, Inc.                                                                                   5,975
             597      GMP Capital, Inc.                                                                                    7,111
             569      IGM Financial, Inc.                                                                                 23,149
           1,118      TMX Group, Inc.                                                                                     30,622
                                                                                                        -------------------------
                                                                                                                          83,685
                                                                                                        -------------------------
                      CAYMAN ISLANDS - 0.0%
          24,000      Get Nice Holdings Ltd.                                                                               1,577
                                                                                                        -------------------------

                      GERMANY - 4.5%
           1,974      Deutsche Boerse AG                                                                                 137,605
                                                                                                        -------------------------

                      HONG KONG - 4.8%
           8,700      Hong Kong Exchanges and Clearing Ltd.                                                              145,572
                                                                                                        -------------------------

                      ITALY - 0.3%
             587      Azimut Holding SpA                                                                                   6,781
             200      Banca Generali SpA                                                                                   1,871
                                                                                                        -------------------------
                                                                                                                           8,652
                                                                                                        -------------------------
                      JAPAN - 10.5%
          16,000      Daiwa Securities Group, Inc.                                                                        79,041
             100      Jafco Co. Ltd.                                                                                       2,352
               3      kabu.com Securities Co. Ltd.                                                                         3,008
           1,000      Matsui Securities Co. Ltd.                                                                           6,707
           4,000      Mizuho Securities Co. Ltd.                                                                          11,838
              15      Monex Group, Inc.                                                                                    7,174
          20,900      Nomura Holdings, Inc.                                                                              154,283
           2,000      Okasan Securities Group, Inc.                                                                        8,935
               4      Osaka Securities Exchange Co. Ltd.                                                                  21,718
              88      SBI Holdings, Inc.                                                                                  15,706
           2,000      Tokai Tokyo Financial Holdings                                                                       7,697
                                                                                                        -------------------------
                                                                                                                         318,459
                                                                                                        -------------------------
                      MEXICO - 0.4%
           9,000      Bolsa Mexicana de Valores SA de CV (a)                                                              12,894
                                                                                                        -------------------------

                      NETHERLANDS - 0.4%
             733      BinckBank NV                                                                                        13,184
                                                                                                        -------------------------

                      PAKISTAN - 0.1%
           1,112      Arif Habib Securities Ltd. (a)                                                                         624
           4,100      Jahangir Siddiqui & Co. Ltd.                                                                         1,168
                                                                                                        -------------------------
                                                                                                                           1,792
                                                                                                        -------------------------
                      PHILIPPINES - 0.1%
             480      Philippine Stock Exchange, Inc.                                                                      3,018
                                                                                                        -------------------------

                      SINGAPORE - 2.2%
          12,000      Singapore Exchange Ltd.                                                                             65,818
                                                                                                        -------------------------

                      SOUTH AFRICA - 0.3%
           1,281      JSE Ltd.                                                                                            10,396
                                                                                                        -------------------------

                      SPAIN - 0.8%
             969      Bolsas y Mercados Espanoles SA                                                                      25,568
                                                                                                        -------------------------

                      SWITZERLAND - 1.7%
             367      EFG International AG                                                                                 5,046
           1,113      GAM Holding Ltd.                                                                                    12,159
           1,113      Julius Baer Group Ltd.                                                                              34,672
                                                                                                        -------------------------
                                                                                                                          51,877
                                                                                                        -------------------------
                      THAILAND- 0.0%
           6,100      Globlex Holding Management PCL (a)                                                                     216
                                                                                                        -------------------------

                      UNITED KINGDOM - 5.2%
           5,224      3i Group PLC                                                                                        20,924
           5,947      Aberdeen Asset Management PLC                                                                       10,394
             360      Climate Exchange PLC (Isle of Man) (a)                                                               2,850
           2,242      Evolution Group PLC                                                                                  3,765
           4,555      Henderson Group PLC (Channel Islands)                                                                8,703
           5,149      ICAP PLC                                                                                            25,539
           2,093      Intermediate Capital Group PLC                                                                       7,724
           3,232      London Stock Exchange Group PLC                                                                     32,720
           9,215      Man Group PLC                                                                                       31,523
             678      Schroders PLC                                                                                       12,345
                                                                                                        -------------------------
                                                                                                                         156,487
                                                                                                        -------------------------
                      UNITED STATES - 60.2%
             225      Affiliated Managers Group, Inc. (a)                                                                 16,004
             989      Allied Capital Corp. (a)                                                                             4,114
           1,561      American Capital Ltd. (a)                                                                            6,712
           1,374      Ameriprise Financial, Inc.                                                                          55,001
             905      Apollo Investment Corp.                                                                             10,552
             703      Ares Capital Corp.                                                                                   9,188
             139      Artio Global Investors, Inc.                                                                         3,389
           5,835      Bank of New York Mellon Corp.                                                                      166,414
             497      BGC Partners, Inc. - Class A                                                                         2,465
             138      BlackRock, Inc.                                                                                     30,194
           8,949      Charles Schwab Corp.                                                                               163,856
             468      CME Group, Inc.                                                                                    141,191
             103      Cohen & Steers, Inc.                                                                                 2,241
          14,908      E*Trade Financial Corp. (a)                                                                         24,002
             633      Eaton Vance Corp.                                                                                   19,110
             146      FBR Capital Markets Corp. (a)                                                                          790
             477      Federated Investors, Inc. - Class B                                                                 11,930
             807      Franklin Resources, Inc.                                                                            82,088
             652      GFI Group, Inc.                                                                                      3,593
             820      GLG Partners, Inc. (a)                                                                               2,280
             953      Goldman Sachs Group, Inc.                                                                          149,002
             197      Greenhill & Co., Inc.                                                                               14,076
           1,101      IntercontinentalExchange, Inc. (a)                                                                 118,126
             141      International Assets Holding Corp. (a)                                                               2,201
             420      Investment Technology Group, Inc. (a)                                                                7,148
             981      Janus Capital Group, Inc.                                                                           12,263
           1,180      Jefferies Group, Inc.                                                                               29,453
             291      KBW, Inc. (a)                                                                                        6,914
             902      Knight Capital Group, Inc. - Class A (a)                                                            14,558
             875      Legg Mason, Inc.                                                                                    22,619
             517      MarketAxess Holdings, Inc.                                                                           7,734
             958      MF Global Holdings Ltd. (a)                                                                          6,629
           5,202      Morgan Stanley                                                                                     146,592
           2,136      Nasdaq OMX Group, Inc. (a)                                                                          39,794
           1,300      Northern Trust Corp.                                                                                69,277
           3,912      NYSE Euronext                                                                                      103,199
              97      Oppenheimer Holdings, Inc. - Class A                                                                 2,426
             412      optionsXpress Holdings, Inc.                                                                         6,514
             157      Piper Jaffray Cos. (a)                                                                               6,797
             302      Prospect Capital Corp.                                                                               3,509
             952      Raymond James Financial, Inc.                                                                       24,619
             700      SEI Investments Co.                                                                                 12,334
           2,663      State Street Corp.                                                                                 119,595
             289      Stifel Financial Corp. (a)                                                                          15,808
             278      SWS Group, Inc.                                                                                      3,350
           1,380      T Rowe Price Group, Inc.                                                                            69,952
           2,428      TD Ameritrade Holding Corp. (a)                                                                     42,466
               1      Teton Advisors, Inc. - Class B (a) (b)                                                                   1
             322      TradeStation Group, Inc. (a)                                                                         2,222
             463      Waddell & Reed Financial, Inc. - Class A                                                            15,224
                                                                                                        -------------------------
                                                                                                                       1,829,516
                                                                                                        -------------------------

                      TOTAL COMMON STOCKS - 98.7%
                      (Cost $4,758,823)                                                                                3,003,380
                                                                                                        -------------------------

                      MASTER LIMITED PARTNERSHIPS - 1.4%
                      UNITED STATES - 1.4%
             498      AllianceBernstein Holding L.P.                                                                      13,471
           1,459      Blackstone Group L.P.                                                                               20,397
             561      Fortress Investment Group LLC - Class A (a)                                                          2,261
             414      Och-Ziff Capital Management Group LLC - Class A                                                      5,655
                                                                                                        -------------------------
                      TOTAL MASTER LIMITED PARTNERSHIPS
                      (Cost $48,263)                                                                                      41,784
                                                                                                        -------------------------

                      TOTAL INVESTMENTS - 100.1%
                      (Cost $4,807,086)                                                                                3,045,164
                      Liabilities in excess of Other Assets - (0.1%)                                                      (3,706)
                                                                                                        -------------------------
                      NET ASSETS - 100.0%                                                                            $ 3,041,458
                                                                                                        =========================

AG - Corporation
LLC - Limited Liability Company
L.P. - Limited Partnership
NV - Publicly Traded Company
PCL - Public Company Limited
PLC - Public Limited Company
SA - Corporation
SpA - Joint Stock Company

(a)    Non-income producing security.
(b) Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $1 which represents 0.0% of net assets.



--------------------------------------------------------------------------------
                                SECTOR BREAKDOWN*
--------------------------------------------------------------------------------
 Financials                                                               100.0%
--------------------------------------------------------------------------------
        * Subject to change daily.  Based on long-term investments.

See previously submitted notes to financial statements for the period ended November 30, 2009.

At February 28, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

                                                                                                     Net Tax
                                                     Gross Tax            Gross Tax               Unrealized
                                                    Unrealized           Unrealized          Depreciation on
Cost of Investments for Tax Purposes              Appreciation         Depreciation              Investments
-------------------------------------    ----------------------    -----------------    ---------------------
                         $ 4,866,996                  $ 54,094          $(1,875,926)            $ (1,821,832)
-------------------------------------    ----------------------    -----------------    ---------------------

In accordance with ASC 820, Fair Value Measurements and Disclosures (formerly known as the Statement of Financial Accounting Standard ("FAS") No. 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2010.

Description                                Level 1                Level 2                Level 3                    Total
--------------------------------    ----------------------    -----------------    ---------------------    -----------------------
(value in $000s)
Assets:
Common Stocks                                     $ 3,003                  $ -  *                   $ -                    $ 3,003
Master Limited Partnerships:                           42                    -                        -                         42
                                    ----------------------    -----------------    ---------------------    -----------------------
Total                                             $ 3,045                  $ -                      $ -                    $ 3,045
                                    ======================    =================    =====================    =======================

* Market value is less than minimum figure disclosed.

CUT | CLAYMORE/BEACON GLOBAL TIMBER INDEX ETF
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2010 (UNAUDITED)

NUMBER OF SHARES DESCRIPTION                                                                                              VALUE
---------------------------------------------------------------------------------------------------------------------------------
                      COMMON STOCKS  - 100.0%
                      AUSTRALIA - 1.4%
       2,875,758      Gunns Ltd.                                                                                     $ 1,467,887
                                                                                                          -----------------------

                      BERMUDA - 0.5%
      15,568,000      China Grand Forestry Green Resources Group Ltd. (a)                                                561,490
                                                                                                          -----------------------

                      BRAZIL - 3.9%
         222,661      Fibria Celulose SA - ADR (a)                                                                     4,085,829
                                                                                                          -----------------------

                      CANADA - 11.6%
         291,083      Canfor Corp. (a)                                                                                 2,338,138
         322,437      Sino-Forest Corp. (a)                                                                            6,244,652
         100,721      West Fraser Timber Co., Ltd.                                                                     3,489,666
                                                                                                          -----------------------
                                                                                                                      12,072,456
                                                                                                          -----------------------
                      FINLAND - 8.1%
         667,118      Stora Enso OYJ - R Shares                                                                        4,233,433
         393,677      UPM-Kymmene OYJ                                                                                  4,230,850
                                                                                                          -----------------------
                                                                                                                       8,464,283
                                                                                                          -----------------------
                      IRELAND - 3.2%
         408,497      Smurfit Kappa Group PLC                                                                          3,372,728
                                                                                                          -----------------------

                      JAPAN - 15.1%
         396,500      Hokuetsu Kishu Paper Co., Ltd.                                                                   1,936,432
         190,600      Nippon Paper Group, Inc.                                                                         4,866,611
       1,177,000      OJI Paper Co., Ltd.                                                                              5,033,028
         500,500      Sumitomo Forestry Co., Ltd.                                                                      3,880,543
                                                                                                          -----------------------
                                                                                                                      15,716,614
                                                                                                          -----------------------
                      PORTUGAL - 1.1%
         457,498      Portucel Empresa Produtora de Pasta e Papel SA                                                   1,148,799
                                                                                                          -----------------------

                      SOUTH AFRICA - 2.8%
         508,278      Mondi Ltd.                                                                                       2,917,898
                                                                                                          -----------------------

                      SPAIN - 1.0%
         283,406      Grupo Empresarial Ence SA                                                                        1,022,991
                                                                                                          -----------------------

                      SWEDEN - 8.9%
         155,003      Holmen AB - B Shares                                                                             3,857,558
         365,896      Svenska Cellulosa AB - B Shares                                                                  5,422,473
                                                                                                          -----------------------
                                                                                                                       9,280,031
                                                                                                          -----------------------
                      UNITED STATES - 42.4%
          37,024      Deltic Timber Corp.                                                                              1,700,883
          87,829      Domtar Corp. (a)                                                                                 4,590,822
          93,012      Greif, Inc. - Class A                                                                            4,765,935
         186,205      International Paper Co.                                                                          4,314,370
         172,115      MeadWestvaco Corp.                                                                               3,948,318
         132,070      Plum Creek Timber Co., Inc. - REIT                                                               4,718,861
         137,519      Potlatch Corp. - REIT                                                                            4,540,877
         115,792      Rayonier, Inc. - REIT                                                                            4,813,473
         165,219      Sonoco Products Co.                                                                              4,887,178
         169,278      Wausau Paper Corp.                                                                               1,432,092
         112,872      Weyerhaeuser Co.                                                                                 4,560,029
                                                                                                          -----------------------
                                                                                                                      44,272,838
                                                                                                          -----------------------

                      TOTAL INVESTMENTS - 100.0%
                      (Cost $101,354,223)                                                                            104,383,844
                      Liabilities in excess of Other Assets - (0.0%*)                                                     (4,890)
                                                                                                          -----------------------
                      NET ASSETS - 100.0%                                                                          $ 104,378,954
                                                                                                          =======================
                      *Less than 0.1%

AB - Corporation
ADR - American Depositary Receipt
OYJ - Publicly Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation

(a) Non-income producing security.


--------------------------------------------------------------------------------
                 SUMMARY OF INVESTMENTS BY SECTOR CLASSIFICATION
--------------------------------------------------------------------------------
SECTOR**                                                  % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------
Materials                                                                  82.8%
Financials                                                                 13.5%
Consumer Discretionary                                                      3.7%
--------------------------------------------------------------------------------
          ** Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended November 30, 2009.

At February 28, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

                                                                                                    Net Tax
                                                    Gross Tax            Gross Tax               Unrealized
                                                   Unrealized           Unrealized          Appreciation on
Cost of Investments for Tax Purposes             Appreciation         Depreciation              Investments
-------------------------------------    ---------------------    -----------------    ---------------------
                       $ 102,348,240              $ 5,469,385          $(3,433,781)             $ 2,035,604
-------------------------------------    ---------------------    -----------------    ---------------------

In accordance with ASC 820, Fair Value Measurements and Disclosures (formerly known as the Statement of Financial Accounting Standard ("FAS") No. 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2010.

Description                        Level 1                Level 2                Level 3                    Total
-------------------------    ---------------------    -----------------    ---------------------    ----------------------
(value in $000s)
Assets:
Common Stocks                           $ 104,384                  $ -                      $ -                 $ 104,384
                             ---------------------    -----------------    ---------------------    ----------------------
Total                                   $ 104,384                  $ -                      $ -                 $ 104,384
                             =====================    =================    =====================    ======================

FRN | CLAYMORE/BNY MELLON FRONTIER MARKETS ETF
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2010 (UNAUDITED)

NUMBER OF SHARES      DESCRIPTION                                                                                           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                      COMMON STOCKS - 94.2%
                      ARGENTINA - 6.1%
          13,831      Banco Macro SA - ADR                                                                               $ 360,436
          14,608      BBVA Banco Frances SA - ADR                                                                           88,817
          16,213      Cresud SACIF y A - ADR                                                                               208,175
           9,396      Empresa Distribuidora Y Comercializadora Norte - ADR (a)                                              63,423
          34,648      Grupo Financiero Galicia SA - ADR (a)                                                                166,310
          11,049      IRSA Inversiones y Representaciones SA - ADR                                                         104,413
          19,116      Pampa Energia SA - ADR                                                                               203,203
          12,634      Petrobras Energia SA - ADR                                                                           204,292
          31,782      Telecom Argentina SA - ADR (a)                                                                       511,372
                                                                                                        ---------------------------
                                                                                                                         1,910,441
                                                                                                        ---------------------------

                      CHANNEL ISLANDS - 0.2%
           9,190      KazakhGold Group Ltd. - GDR (a)                                                                       68,925
                                                                                                        ---------------------------

                      CHILE - 30.4%
           4,196      Administradora de Fondos de Pensiones Provida SA - ADR                                               203,506
           7,190      Banco de Chile - ADR                                                                                 445,708
          16,507      Banco Santander Chile - ADR                                                                        1,057,603
           9,491      Cia Cervecerias Unidas SA - ADR                                                                      367,112
           8,783      CorpBanca SA - ADR                                                                                   362,650
          42,809      Empresa Nacional de Electricidad SA - ADR                                                          2,134,885
         100,709      Enersis SA - ADR                                                                                   2,176,322
          55,427      Lan Airlines SA - ADR                                                                                986,046
          35,169      Sociedad Quimica y Minera de Chile SA - ADR                                                        1,285,427
           9,134      Vina Concha y Toro SA - ADR                                                                          429,298
                                                                                                        ---------------------------
                                                                                                                         9,448,557
                                                                                                        ---------------------------

                      COLOMBIA - 6.9%
          80,055      Ecopetrol SA - ADR                                                                                 2,154,280
                                                                                                        ---------------------------

                      EGYPT - 15.1%
         108,397      Commercial International Bank - GDR                                                                1,235,726
          52,056      Egyptian Financial Group-Hermes Holding - GDR (b)                                                    558,561
          29,279      Orascom Construction Industries - GDR                                                              1,248,749
         213,384      Orascom Telecom Holding SAE - GDR                                                                  1,135,203
          28,912      Telecom Egypt - GDR                                                                                  503,069
                                                                                                        ---------------------------
                                                                                                                         4,681,308
                                                                                                        ---------------------------

                      GEORGIA - 0.6%
          18,750      Bank of Georgia JSC - GDR (a)                                                                        181,875
                                                                                                        ---------------------------


                      KAZAKHSTAN - 6.2%
          47,184      Halyk Savings Bank of Kazakhstan JSC - GDR (a)                                                       465,235
          60,494      KazMunaiGas Exploration Production - GDR                                                           1,460,325
                                                                                                        ---------------------------
                                                                                                                         1,925,560
                                                                                                        ---------------------------

                      LEBANON - 4.6%
           5,847      Banque Audi sal- Audi Saradar Group - GDR (a)                                                        520,383
          40,958      Solidere - GDR                                                                                       895,342
                                                                                                        ---------------------------
                                                                                                                         1,415,725
                                                                                                        ---------------------------

                      LUXEMBOURG - 0.5%
          14,774      MHP SA - GDR (a)                                                                                     169,901
                                                                                                        ---------------------------

                      NIGERIA - 3.9%
         156,727      Guaranty Trust Bank PLC - GDR (b)                                                                  1,219,334
                                                                                                        ---------------------------

                      OMAN - 1.9%
          58,034      Bank Muscat SAOG - GDR                                                                               580,340
                                                                                                        ---------------------------

                      PAKISTAN- 0.5%
          10,694      Oil & Gas Development Co. Ltd. - GDR                                                                 145,973
                                                                                                        ---------------------------

                      PERU - 4.9%
          45,123      Cia de Minas Buenaventura SA - ADR                                                                 1,516,584
                                                                                                        ---------------------------

                      POLAND - 10.7%
          35,529      Bank Pekao SA - GDR (a) (b)                                                                        1,936,686
         262,489      Telekomunikacja Polska SA - GDR                                                                    1,378,067
                                                                                                        ---------------------------
                                                                                                                         3,314,753
                                                                                                        ---------------------------

                      QATAR - 1.3%
         114,368      Commercial Bank of Qatar - GDR                                                                       391,139
                                                                                                        ---------------------------

                      UNITED ARAB EMIRATES - 0.4%
          33,039      Kingdom Hotel Investments - GDR (a) (b)                                                              133,147
                                                                                                        ---------------------------

                      TOTAL COMMON STOCK - 94.2%
                      (Cost $28,271,961)                                                                                29,257,842
                                                                                                        ---------------------------

                      PREFERRED STOCKS - 5.3%
                      CHILE - 1.1%
           5,867      Embotelladora Andina SA - Class A Preference Shares - ADR                                             92,874
          12,214      Embotelladora Andina SA - Class B Preference Shares - ADR                                            239,639
                                                                                                        ---------------------------
                                                                                                                           332,513
                                                                                                        ---------------------------

                      COLOMBIA - 4.2%
          28,493      BanColombia SA - Preference Shares - ADR                                                           1,321,505
                                                                                                        ---------------------------

                      TOTAL PREFERRED STOCK - 5.3%
                      (Cost $1,275,566)                                                                                  1,654,018
                                                                                                        ---------------------------

                      MASTER LIMITED PARTNERSHIPS - 0.6%
                      KAZAKHSTAN - 0.6%
          23,589      Zhaikmunai LP - GDR (a)
                      (Cost $173,805)                                                                                      185,174
                                                                                                        ---------------------------

                      TOTAL INVESTMENTS - 100.1%
                      (Cost $29,721,332)                                                                                31,097,034
                      Liabilities in excess of Other Assets - (0.1%)                                                       (32,619)
                                                                                                        ---------------------------
                      NET ASSETS - 100.0%                                                                             $ 31,064,415
                                                                                                        ===========================

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
JSC - Joint Stock Company
LP - Limited Partnership
PLC - Public Limited Company
SA - Corporation
SAE - Corporation
SAOG - Joint Stock Company

(a)  Non-income producing security.
(b) Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $3,847,728 which represents 12.4% of net assets.

--------------------------------------------------------------------------------
                 SUMMARY OF INVESTMENTS BY SECTOR CLASSIFICATION
--------------------------------------------------------------------------------
SECTOR*                                                  % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------
Financials                                                                38.9%
Utilities                                                                 14.7%
Energy                                                                    13.4%
Telecommunication Services                                                11.3%
Materials                                                                  9.2%
Industrials                                                                7.2%
Consumer Staples                                                           4.9%
Consumer Discretionary                                                     0.4%
--------------------------------------------------------------------------------

* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ending November 30, 2009.

At February 28, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

                                                                                                    Net Tax
                                                    Gross Tax            Gross Tax               Unrealized
                                                   Unrealized           Unrealized          Appreciation on
Cost of Investments for Tax Purposes             Appreciation         Depreciation              Investments
-------------------------------------    ---------------------    -----------------    ---------------------
                        $ 29,721,332              $ 3,638,041          $(2,262,339)             $ 1,375,702
-------------------------------------    ---------------------    -----------------    ---------------------

In accordance with ASC 820, Fair Value Measurements and Disclosures (formerly known as the Statement of Financial Accounting Standard ("FAS") No. 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2010.

Description                             Level 1                Level 2                Level 3                    Total
------------------------------    ---------------------    -----------------    ---------------------    ----------------------
(value in $000s)
Assets:
Common Stocks:
   Consumer Discretionary                     $      -              $   133                      $ -                  $    133
   Consumer Staples                              1,174                    -                        -                     1,174
   Energy                                        3,965                    -                        -                     3,965
   Financials                                    7,060                3,715                        -                    10,775
   Industrials                                   2,235                    -                        -                     2,235
   Materials                                     2,871                    -                        -                     2,871
   Telecommunication Services                    3,527                    -                        -                     3,527
   Utilities                                     4,578                    -                        -                     4,578
Preferred Stocks:                                1,654                                                                   1,654
Master Limited Partnerships:                       185                                                                     185
                                  ---------------------    -----------------    ---------------------    ----------------------
Total                                         $ 27,249              $ 3,848                      $ -                  $ 31,097
                                  =====================    =================    =====================    ======================

SEA | CLAYMORE/DELTA GLOBAL SHIPPING INDEX ETF
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2010 (UNAUDITED)

NUMBER OF SHARES     DESCRIPTION                                                                                           VALUE
---------------------------------------------------------------------------------------------------------------------------------
                     COMMON STOCK - 92.0%
                     BELGIUM - 3.7%
         234,947     Euronav NV                                                                                      $ 4,780,624
                                                                                                          -----------------------

                     BERMUDA - 12.7%
         147,366     Frontline Ltd.                                                                                    3,971,514
       1,615,000     Golden Ocean Group Ltd.                                                                           2,918,255
         353,594     Ship Finance International Ltd.                                                                   5,622,145
         272,806     Tsakos Energy Navigation Ltd.                                                                     4,067,537
                                                                                                          -----------------------
                                                                                                                      16,579,451
                                                                                                          -----------------------
                     CHINA - 16.4%
       3,366,500     China COSCO Holdings Co. Ltd.                                                                     4,193,300
       8,393,000     China Shipping Container Lines Co. Ltd. (a)                                                       3,351,427
       2,652,000     China Shipping Development Co. Ltd.                                                               4,516,019
         638,000     Orient Overseas International Ltd.                                                                4,663,773
       5,742,000     Pacific Basin Shipping Ltd.                                                                       4,578,304
                                                                                                          -----------------------
                                                                                                                      21,302,823
                                                                                                          -----------------------
                     DENMARK - 7.3%
             592     AP Moller - Maersk A/S - Class B                                                                  4,538,565
         116,806     D/S Norden                                                                                        4,919,748
                                                                                                          -----------------------
                                                                                                                       9,458,313
                                                                                                          -----------------------
                     JAPAN - 11.3%
       1,120,000     Kawasaki Kisen Kaisha Ltd.                                                                        4,058,291
         823,000     Mitsui OSK Lines Ltd.                                                                             5,306,690
       1,464,000     Nippon Yusen KK                                                                                   5,304,766
                                                                                                          -----------------------
                                                                                                                      14,669,747
                                                                                                          -----------------------
                     LIBERIA - 2.0%
         454,384     Excel Maritime Carriers Ltd. (a)                                                                  2,676,322
                                                                                                          -----------------------

                     MARSHALL ISLANDS - 20.1%
         196,392     Diana Shipping, Inc. (a)                                                                          2,731,813
         490,824     DryShips, Inc. (a)                                                                                2,684,807
         705,634     Navios Maritime Holdings, Inc.                                                                    4,240,860
         526,706     Seaspan Corp.                                                                                     5,382,935
         198,850     Teekay Corp.                                                                                      4,999,089
         593,848     Teekay Tankers Ltd. - Class A                                                                     6,069,127
                                                                                                          -----------------------
                                                                                                                      26,108,631
                                                                                                          -----------------------
                     SINGAPORE - 6.4%
       5,574,000     Cosco Corp. Singapore Ltd.                                                                        4,837,647
       2,715,000     Neptune Orient Lines Ltd.                                                                         3,437,931
                                                                                                          -----------------------
                                                                                                                       8,275,578
                                                                                                          -----------------------
                     UNITED STATES - 12.1%
         575,611     Eagle Bulk Shipping, Inc. (a)                                                                     3,010,446
         126,857     Genco Shipping & Trading Ltd. (a)                                                                 2,663,997
         682,549     General Maritime Corp.                                                                            4,934,829
         113,972     Overseas Shipholding Group, Inc.                                                                  5,070,614
                                                                                                          -----------------------
                                                                                                                      15,679,886
                                                                                                          -----------------------
                     TOTAL COMMON STOCKS - 92.0%
                     (Cost $111,078,622)                                                                             119,531,375
                                                                                                          -----------------------

                     MASTER LIMITED PARTNERSHIPS - 8.0%
                     MARSHALL ISLANDS - 8.0%
         323,769     Navios Maritime Partners LP                                                                       5,092,886
         192,857     Teekay LNG Partners LP                                                                            5,263,068
                                                                                                          -----------------------
                     (Cost $8,357,548)                                                                                10,355,954
                                                                                                          -----------------------

                     TOTAL INVESTMENTS - 100.0%
                     (Cost $119,436,170)                                                                             129,887,329
                     Liabilities in excess of Other Assets - (0.0%*)                                                        (631)
                                                                                                          -----------------------
                     NET ASSETS - 100.0%                                                                           $ 129,886,698
                                                                                                          =======================

* Less than 0.1%

A/S      Limited Liability Stock Company
KK       Joint Stock Company
LP       Limited Partnership
NV       Publicly Traded Company

(a) Non-income producing security.

--------------------------------------------------------------------------------
                 SUMMARY OF INVESTMENTS BY SECTOR CLASSIFICATION
--------------------------------------------------------------------------------
SECTOR*                                                   % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------
Industrials                                                                65.5%
Energy                                                                     34.5%
--------------------------------------------------------------------------------
* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended November 30, 2009.

At February 28, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:


                                                  Gross Tax            Gross Tax
                                                 Unrealized           Unrealized                    Net Tax Unrealized
Cost of Investments for Tax Purposes           Appreciation         Depreciation           Appreciation on Investments
-----------------------------------------------------------------------------------------------------------------------
                       $ 119,737,192           $ 14,835,977          $(4,685,840)                         $ 10,150,137
-----------------------------------------------------------------------------------------------------------------------

In accordance with ASC 820, Fair Value Measurements and Disclosures (formerly known as the Statement of Financial Accounting Standard ("FAS") No. 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2010.

Description                    Level 1               Level 2               Level 3                    Total
---------------------------------------------   -------------------   ------------------   -----------------------------
(value in $000s)
Assets:
Common Stocks                      $ 119,531                   $ -                  $ -                       $ 119,531
Master Limited Partnerships           10,356                     -                    -                          10,356
                          -------------------   -------------------   ------------------   -----------------------------
Total                              $ 129,887                   $ -                  $ -                       $ 129,887
                          ===================   ===================   ==================   =============================

SUBSEQUENT EVENT:

On October 15, 2009, Guggenheim Partners LLC, ("Guggenheim"), a global diversified financial services firm, and Claymore Group Inc., parent of the Fund's Adviser, announced the completion of a previously announced merger. The transaction closed on October 14, 2009 ("The Effective Date"), whereby GuggClay Acquisition, Inc. merged into Claymore Group Inc. the surviving entity. This transaction resulted in a change-of-control whereby Claymore Group Inc. and its subsidiaries, include the Adviser, became indirect, wholly-owned subsidiaries of Guggenheim. The transaction has not affected the daily operation of the Fund or the investment management activities of the Adviser.

Under the Investment Company Act of 1940, the consummation of this transaction resulted in the automatic termination of the Advisory Agreement. Accordingly, on September 28, 2009, the Board of Trustees approved the interim investment advisory agreement between the Fund and the Adviser (the "Interim Advisory Agreement") with an initial expiration date of March 12, 2010. With respect to Claymore/Delta Global Shipping Index ETF, the term on the Interim Advisory Agreement was extended until the earlier of (a) April 27, 2010 or (b) the approval of a new investment advisory agreement by the shareholders of the Fund. The terms and conditions of the Interim Advisory Agreement continued in effect through April 27, 2010 without change, except that the Adviser did not receive any compensation or reimbursement of its costs from services provided to the Fund under the Interim Advisory Agreement during the extension period.

On April 27, 2010, Claymore Securities, Inc., announced that as a result of not having reached a shareholder quorum, it intends to close and liquidate the Claymore/ Delta Global Shipping Index ETF (NYSE Arca: SEA). April 27, 2010 will be the last day of trading for SEA on the NYSE Arca, Inc. All shareholders in SEA will receive a cash distribution following the orderly liquidation of the underlying securities.

ROB | CLAYMORE/ROBB REPORT GLOBAL LUXURY INDEX ETF
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2010 (UNAUDITED)

NUMBER OF SHARES     DESCRIPTION                                                                                       VALUE
-----------------------------------------------------------------------------------------------------------------------------
                     COMMON STOCKS - 97.3%
                     BERMUDA - 4.4%
          67,000     Mandarin Oriental International Ltd.                                                           $ 95,140
           7,307     Orient-Express Hotels Ltd. - Class A (a)                                                         83,519
         178,000     Shangri-La Asia Ltd.                                                                            295,774
                                                                                                     ------------------------
                                                                                                                     474,433
                                                                                                     ------------------------
                     BRAZIL - 2.0%
           9,555     Empresa Brasileira de Aeronautica SA, ADR (a)                                                   209,828
                                                                                                     ------------------------

                     FRANCE - 27.4%
           5,061     Christian Dior SA                                                                               497,009
             592     Dassault Aviation SA                                                                            444,346
           2,889     Hermes International                                                                            390,280
           4,559     LVMH Moet Hennessy Louis Vuitton SA                                                             495,245
           6,079     Pernod-Ricard SA                                                                                459,018
           4,655     PPR                                                                                             535,467
           2,947     Remy Cointreau SA                                                                               140,762
                                                                                                     ------------------------
                                                                                                                   2,962,127
                                                                                                     ------------------------
                     GERMANY - 7.4%
          10,553     Bayerische Motoren Werke AG                                                                     428,954
           8,733     Daimler AG                                                                                      365,403
                                                                                                     ------------------------
                                                                                                                     794,357
                                                                                                     ------------------------
                     ITALY - 7.0%
          18,576     Bulgari SpA                                                                                     143,992
          19,181     Luxottica Group SpA                                                                             502,585
           1,715     Tod's SpA                                                                                       112,225
                                                                                                     ------------------------
                                                                                                                     758,802
                                                                                                     ------------------------
                     JAPAN - 6.0%
          22,500     Shiseido Co. Ltd.                                                                               498,537
          23,000     TOTO Ltd.                                                                                       152,962
                                                                                                     ------------------------
                                                                                                                     651,499
                                                                                                     ------------------------
                     SWITZERLAND - 13.8%
          17,106     Compagnie Financiere Richemont SA                                                               577,535
           8,486     Julius Baer Group Ltd.                                                                          264,357
           2,330     Swatch Group AG (The)                                                                           648,743
                                                                                                     ------------------------
                                                                                                                   1,490,635
                                                                                                     ------------------------
                     UNITED KINGDOM - 2.3%
          26,175     Burberry Group PLC                                                                              249,254
                                                                                                     ------------------------

                     UNITED STATES - 27.0%
          14,630     Coach, Inc.                                                                                     533,117
          13,295     Nordstrom, Inc.                                                                                 491,117
           6,932     Northern Trust Corp.                                                                            369,406
           6,000     Polo Ralph Lauren Corp.                                                                         479,580
           9,700     Saks, Inc. (a)                                                                                   67,706
           3,996     Sotheby's                                                                                        97,103
           7,455     Tiffany & Co.                                                                                   330,927
           4,166     Wilmington Trust Corp.                                                                           60,074
           7,550     Wynn Resorts Ltd. (a)                                                                           479,954
                                                                                                     ------------------------
                                                                                                                   2,908,984
                                                                                                     ------------------------

                     TOTAL COMMON STOCKS - 97.3%                                                                  10,499,919
                                                                                                     ------------------------
                     (Cost $12,234,909)

                     PREFERRED STOCK - 2.9%
                     GERMANY - 2.9%
           6,166     Porsche Automobil Holding SE                                                                    310,504
                                                                                                     ------------------------
                     (Cost $640,975)

                     TOTAL INVESTMENTS - 100.2%
                     (Cost - $12,875,884)                                                                         10,810,423
                     Liabilities in excess of Other Assets - (0.2%)                                                  (16,968)
                                                                                                     ------------------------
                     NET ASSETS - 100.0%                                                                        $ 10,793,455
                                                                                                     ========================

ADR - American Depositary Receipt
AG - Stock Corporation
PLC - Public Limited Company
SA - Corporation
SE - Stock Corporation
SpA - Joint Stock Company

(a) Non-income producing security.

--------------------------------------------------------------------------------
                Summary of Investments by Sector Classification*
--------------------------------------------------------------------------------
Consumer Discretionary                                                     75.9%
Consumer Staples                                                           10.2%
Industrials                                                                 7.5%
Financials                                                                  6.4%
--------------------------------------------------------------------------------
* Subject to change daily. Based on total investments. Securities are classified by sectors that represent broad groups of related industries.

See previously submitted notes to financial statements for the period ended November 30, 2009.

At February 28, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

                                                                                          Net Tax
                                          Gross Tax            Gross Tax               Unrealized
Cost of Investments for Tax              Unrealized           Unrealized          Depreciation on
                   Purposes            Appreciation         Depreciation              Investments
---------------------------    ---------------------    -----------------    ---------------------
               $ 12,904,821                $ 97,941          $(2,192,339)            $ (2,094,398)
---------------------------    ---------------------    -----------------    ---------------------

In accordance with ASC 820, Fair Value Measurements and Disclosures (formerly known as the Statement of Financial Accounting Standard ("FAS") No. 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2010.

Description                       Level 1                Level 2                Level 3                    Total
------------------------    ---------------------    -----------------    ---------------------    ----------------------
(value in $000s)
Assets:
Common Stocks                           $ 10,500                  $ -                      $ -                  $ 10,500
Preferred Stocks                             310                                                                     310
                            ---------------------    -----------------    ---------------------    ----------------------
Total                                   $ 10,810                  $ -                      $ -                  $ 10,810
                            =====================    =================    =====================    ======================

ENY | CLAYMORE/SWM CANADIAN ENERGY INCOME INDEX ETF
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2010 (UNAUDITED)

NUMBER OF SHARES     DESCRIPTION                                                                        VALUE
------------------------------------------------------------------------------------------------------------------

                     COMMON STOCKS - 57.2%
                     CANADA - 57.2%
       1,519,592     BlackPearl Resources, Inc. (a)                                                   $ 3,522,400
          55,227     Canadian Natural Resources Ltd.                                                    3,703,571
         151,806     Cenovus Energy, Inc.                                                               3,691,200
       3,256,361     Connacher Oil and Gas Ltd. (a)                                                     3,974,366
          60,273     Crescent Point Energy Corp.                                                        2,223,991
          68,554     Husky Energy, Inc.                                                                 1,746,037
         100,253     Imperial Oil Ltd.                                                                  3,675,485
       1,292,924     Ivanhoe Energy, Inc. (a)                                                           4,036,756
          72,722     Nexen, Inc.                                                                        1,634,086
       2,639,871     Oilsands Quest, Inc. (a)                                                           1,795,112
       1,681,763     OPTI Canada, Inc. (a)                                                              3,007,268
          58,463     Petrobank Energy & Resources Ltd. (a)                                              3,011,789
         148,131     Suncor Energy, Inc.                                                                4,261,946
       1,581,235     UTS Energy Corp. (a)                                                               3,680,248
                                                                                              --------------------
                     TOTAL COMMON STOCKS                                                               43,964,255
                                                                                              --------------------
                     (Cost $40,403,286)

                     INCOME TRUSTS - 42.8%
                     CANADA - 42.8%
         111,276     ARC Energy Trust                                                                   2,310,902
         177,362     Baytex Energy Trust                                                                5,629,874
          96,688     Bonavista Energy Trust                                                             2,212,860
         198,587     Canadian Oil Sands Trust                                                           5,251,437
         232,479     Daylight Resources Trust                                                           2,421,679
         132,665     Enerplus Resources Fund                                                            2,959,687
         197,489     NAL Oil & Gas Trust                                                                2,453,315
         276,464     Penn West Energy Trust                                                             5,642,016
         192,663     Peyto Energy Trust                                                                 2,497,264
          43,984     Vermilion Energy Trust                                                             1,449,002
                                                                                              --------------------
                     TOTAL INCOME TRUSTS                                                               32,828,036
                                                                                              --------------------
                     (Cost $24,443,111)


                     TOTAL INVESTMENTS - 100.0%
                     (Cost $64,846,397)                                                                76,792,291
                     Other Assets in excess of Liabilities - 0.0%                                          31,622
                                                                                              --------------------
                     NET ASSETS - 100.0%                                                             $ 76,823,913
                                                                                              ====================


(a) Non-income producing security.

--------------------------------------------------------------------------------
                 SUMMARY OF INVESTMENTS BY SECTOR CLASSIFICATION
--------------------------------------------------------------------------------
SECTOR*                                                   % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------
Energy                                                                    100.0%
--------------------------------------------------------------------------------
* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended November 30, 2009.

At February 28, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:


                                                                                             Net Tax
                                             Gross Tax            Gross Tax               Unrealized
 Cost of Investments for Tax                Unrealized           Unrealized          Appreciation on
                    Purposes              Appreciation         Depreciation              Investments
-----------------------------    ----------------------    -----------------    --------------------
                $ 65,243,710              $ 14,407,570          $(2,858,989)           $ 11,548,581
-----------------------------    ----------------------    -----------------    --------------------

In accordance with ASC 820, Fair Value Measurements and Disclosures (formerly known as the Statement of Financial Accounting Standard ("FAS") No. 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2010.

Description                       Level 1                Level 2                Level 3                   Total
-----------------------    ----------------------    -----------------    --------------------    -----------------------
(value in $000s)
Assets:
Common Stocks:
   Energy                               $ 43,964                  $ -                     $ -                   $ 43,964
Income Trusts:
   Energy                                 32,828                    -                       -                     32,828
                           ----------------------    -----------------    --------------------    -----------------------
Total                                   $ 76,792                  $ -                     $ -                   $ 76,792
                           ======================    =================    ====================    =======================

CRO | CLAYMORE/ZACKS COUNTRY ROTATION ETF
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2010 (UNAUDITED)

NUMBER OF SHARES     DESCRIPTION                                                                                           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                     COMMON STOCKS  - 100.1%
                     AUSTRALIA - 21.7%
           1,780     AGL Energy Ltd.                                                                                    $ 22,906
           4,235     Amcor Ltd.                                                                                           22,489
           6,181     AMP Ltd.                                                                                             32,878
             746     ASX Ltd.                                                                                             24,357
           2,800     Australia & New Zealand Banking Group Ltd.                                                           58,021
           2,174     AXA Asia Pacific Holdings Ltd.                                                                       12,557
           1,469     BHP Billiton Ltd.                                                                                    54,067
           9,068     BlueScope Steel Ltd.                                                                                 19,651
           5,578     Brambles Ltd.                                                                                        34,666
           2,321     Coca-Cola Amatil Ltd.                                                                                23,320
           1,173     Commonwealth Bank of Australia                                                                       56,639
           2,359     Computershare Ltd.                                                                                   24,610
           1,574     CSL Ltd.                                                                                             48,473
           3,042     Fortescue Metals Group Ltd. (a)                                                                      12,667
           6,689     Foster's Group Ltd.                                                                                  32,286
          42,055     GPT Group - REIT                                                                                     21,655
           9,705     Insurance Australia Group Ltd.                                                                       34,329
             702     Leighton Holdings Ltd.                                                                               23,700
           1,076     Macquarie Group Ltd.                                                                                 43,611
           2,197     National Australia Bank Ltd.                                                                         50,051
           1,321     Newcrest Mining Ltd.                                                                                 37,074
           1,515     Orica Ltd.                                                                                           33,931
           3,191     Origin Energy Ltd.                                                                                   48,035
           2,184     QBE Insurance Group Ltd.                                                                             41,854
             866     Rio Tinto Ltd.                                                                                       54,673
           3,405     Santos Ltd.                                                                                          39,517
           1,755     Sonic Healthcare Ltd.                                                                                21,295
           9,358     Stockland - REIT                                                                                     34,023
           4,330     Suncorp-Metway Ltd.                                                                                  33,114
          14,391     Telstra Corp Ltd.                                                                                    38,275
           3,080     Toll Holdings Ltd.                                                                                   18,755
           4,509     Transurban Group                                                                                     21,158
           2,060     Wesfarmers Ltd.                                                                                      57,426
           4,994     Westfield Group - REIT                                                                               53,755
           2,565     Westpac Banking Corp.                                                                                60,019
           1,015     Woodside Petroleum Ltd.                                                                              39,420
           2,127     Woolworths Ltd.                                                                                      51,123
             472     WorleyParsons Ltd.                                                                                   10,389
                                                                                                       --------------------------
                                                                                                                       1,346,769
                                                                                                       --------------------------

                     AUSTRIA - 3.3%
             182     Andritz AG                                                                                           10,357
             200     bwin Interactive Entertainment AG (a)                                                                10,918
             890     CA Immobilien Anlagen AG (a)                                                                          8,818
             860     Conwert Immobilien Invest SE (a)                                                                      9,483
             790     Erste Group Bank AG                                                                                  29,831
           1,763     Immoeast AG (a)                                                                                       8,397
           2,814     IMMOFINANZ AG                                                                                         9,178
             307     Intercell AG (a)                                                                                      8,945
             407     Oesterreichische Post AG                                                                             11,059
             503     OMV AG                                                                                               18,671
             181     Raiffeisen International Bank Holding AG                                                              8,151
           1,269     Telekom Austria AG                                                                                   16,677
             486     Verbund - Oesterreichische Elektrizitaetswirtschafts AG - Class A                                    19,831
             205     Vienna Insurance Group                                                                                9,901
             302     Voestalpine AG                                                                                       10,670
             639     Wienerberger AG                                                                                      10,953
                                                                                                       --------------------------
                                                                                                                         201,840
                                                                                                       --------------------------

                     BELGIUM - 6.7%
             146     Ackermans & van Haaren NV                                                                             9,786
           1,065     Anheuser-Busch InBev NV                                                                              53,427
             120     Befimmo SCA Sicafi - REIT                                                                             9,816
              73     Bekaert SA                                                                                           11,840
             587     Belgacom SA                                                                                          22,026
             208     Cie Nationale a Portefeuille                                                                         10,409
              76     Cofinimmo - REIT                                                                                     10,325
              88     Colruyt SA                                                                                           22,043
             436     Delhaize Group SA                                                                                    33,838
           2,960     Dexia SA                                                                                             16,045
              26     D'ieteren SA                                                                                         11,340
             159     EVS Broadcast Equipment SA                                                                            8,536
           7,769     Fortis                                                                                               26,665
             358     Groupe Bruxelles Lambert SA                                                                          31,415
             489     KBC Groep NV                                                                                         22,162
             158     Mobistar SA                                                                                           9,365
             859     Nyrstar (a)                                                                                          11,137
             212     Omega Pharma SA                                                                                      10,462
             208     Solvay SA                                                                                            19,935
             405     Telenet Group Holding NV (a)                                                                         12,077
             330     Tessenderlo Chemie NV                                                                                 9,836
             497     UCB SA                                                                                               22,043
             644     Umicore                                                                                              19,344
                                                                                                       --------------------------
                                                                                                                         413,872
                                                                                                       --------------------------

                     BERMUDA - 1.5%
           4,899     Esprit Holdings Ltd.                                                                                 34,928
           2,000     Kerry Properties Ltd.                                                                                 9,519
           8,000     Li & Fung Ltd.                                                                                       37,200
           4,000     Noble Group Ltd.                                                                                      9,020
                                                                                                       --------------------------
                                                                                                                          90,667
                                                                                                       --------------------------

                     CHINA - 10.7%
           5,000     Bank of East Asia Ltd.                                                                               18,259
          14,000     BOC Hong Kong Holdings Ltd.                                                                          31,559
           5,000     Cheung Kong Holdings Ltd.                                                                            60,992
           6,500     CLP Holdings Ltd.                                                                                    44,919
           2,000     Hang Lung Group Ltd.                                                                                 10,060
           9,000     Hang Lung Properties Ltd.                                                                            34,373
           2,200     Hang Seng Bank Ltd.                                                                                  32,164
           7,000     Henderson Land Development Co. Ltd.                                                                  47,293
          18,000     Hong Kong & China Gas Co. Ltd.                                                                       40,529
           2,500     Hong Kong Exchanges and Clearing Ltd.                                                                41,831
           6,000     Hongkong Electric Holdings Ltd.                                                                      33,581
           7,000     Hutchison Whampoa Ltd.                                                                               50,223
           8,500     Link (The) - REIT                                                                                    21,372
           6,000     MTR Corp.                                                                                            20,790
          10,000     New World Development Ltd.                                                                           18,343
           4,000     Sun Hung Kai Properties Ltd.                                                                         55,543
           4,000     Swire Pacific Ltd. - Class A                                                                         44,646
           6,000     Wharf Holdings Ltd.                                                                                  30,914
          10,000     Wheelock & Co. Ltd.                                                                                  28,016
                                                                                                       --------------------------
                                                                                                                         665,407
                                                                                                       --------------------------

                     FRANCE - 22.3%
             615     Accor SA                                                                                             31,175
             462     Air Liquide SA                                                                                       55,300
           9,570     Alcatel-Lucent                                                                                       29,124
             618     Alstom SA                                                                                            39,635
           2,221     AXA SA                                                                                               44,813
             653     BNP Paribas                                                                                          47,347
             664     Bouygues SA                                                                                          30,628
             716     Cap Gemini SA                                                                                        33,061
           1,112     Carrefour SA                                                                                         51,422
             554     Cie Generale des Etablissements Michelin - Class B                                                   38,732
             744     Cie Generale d'Optique Essilor International SA                                                      44,974
             814     Compagnie de St-Gobain                                                                               38,347
           2,110     Credit Agricole SA                                                                                   31,444
             894     Danone                                                                                               52,401
             746     EDF SA                                                                                               37,475
           2,078     France Telecom SA                                                                                    48,847
           1,262     GDF Suez                                                                                             46,449
             232     Hermes International                                                                                 31,341
             517     Lafarge SA                                                                                           33,605
             495     L'Oreal SA                                                                                           51,354
             508     LVMH Moet Hennessy Louis Vuitton SA                                                                  55,184
             503     Pernod-Ricard SA                                                                                     37,981
             275     PPR                                                                                                  31,633
             691     Renault SA                                                                                           28,479
             704     Sanofi-Aventis SA                                                                                    51,611
             489     Schneider Electric SA                                                                                52,339
             775     Societe Generale                                                                                     42,729
             860     Total SA                                                                                             48,096
             190     Unibail-Rodamco SE - REIT                                                                            37,597
             197     Vallourec SA                                                                                         37,733
           1,299     Veolia Environnement                                                                                 42,209
             962     Vinci SA                                                                                             50,479
           1,857     Vivendi SA                                                                                           46,884
                                                                                                       --------------------------
                                                                                                                       1,380,428
                                                                                                       --------------------------

                     ISLE OF MAN - 0.1%
          13,000     Genting Singapore PLC (a)                                                                             8,277
                                                                                                       --------------------------

                     JERSEY - 0.2%
           1,558     Atrium European Real Estate Ltd.                                                                      9,929
                                                                                                       --------------------------

                     LUXEMBOURG - 1.2%
           1,386     ArcelorMittal                                                                                        52,905
             291     Millicom International Cellular SA, SDR                                                              24,672
                                                                                                       --------------------------
                                                                                                                          77,577
                                                                                                       --------------------------

                     NETHERLANDS - 7.7%
           4,597     Aegon NV                                                                                             29,046
             671     Akzo Nobel NV                                                                                        34,197
           1,390     ASML Holding NV                                                                                      42,700
           1,854     European Aeronautic Defence and Space Co NV                                                          38,344
             919     Heineken NV                                                                                          45,238
           5,496     ING Groep NV                                                                                         49,240
           3,295     Koninklijke Ahold NV                                                                                 40,470
           3,054     Koninklijke KPN NV                                                                                   48,763
           1,954     Koninklijke Philips Electronics NV                                                                   57,252
           1,473     TNT NV                                                                                               38,214
           1,750     Unilever NV                                                                                          52,780
                                                                                                       --------------------------
                                                                                                                         476,244
                                                                                                       --------------------------

                     NORWAY - 1.8%
           3,400     Orkla ASA                                                                                            26,634
           2,100     Statoil ASA                                                                                          47,078
           3,000     Telenor ASA                                                                                          37,916
                                                                                                       --------------------------
                                                                                                                         111,628
                                                                                                       --------------------------

                     SINGAPORE - 6.4%
          11,000     CapitaLand Ltd.                                                                                      29,580
           8,000     CapitaMall Trust - REIT                                                                              10,073
           2,000     City Developments Ltd.                                                                               14,626
           4,000     DBS Group Holdings Ltd.                                                                              39,838
           3,000     Fraser and Neave Ltd.                                                                                 9,092
           5,000     Keppel Corp. Ltd.                                                                                    29,914
           5,000     Olam International Ltd.                                                                               8,643
           7,000     Oversea-Chinese Banking Corp. Ltd.                                                                   42,278
           8,000     SembCorp Industries Ltd.                                                                             21,456
           2,000     Singapore Airlines Ltd.                                                                              21,171
           4,000     Singapore Exchange Ltd.                                                                              21,939
          12,000     Singapore Press Holdings Ltd.                                                                        31,671
           4,000     Singapore Technologies Engineering Ltd.                                                               8,907
          20,000     Singapore Telecommunications Ltd.                                                                    43,395
           3,000     United Overseas Bank Ltd.                                                                            39,781
           5,000     Wilmar International Ltd.                                                                            23,120
                                                                                                       --------------------------
                                                                                                                         395,484
                                                                                                       --------------------------

                     SPAIN - 5.5%
             971     Abertis Infraestructuras SA                                                                          18,340
             659     ACS Actividades de Construccion y Servicios SA                                                       29,354
           2,835     Banco Bilbao Vizcaya Argentaria SA                                                                   36,948
           3,435     Banco de Sabadell SA                                                                                 16,651
           3,828     Banco Popular Espanol SA                                                                             25,389
           3,109     Banco Santander SA                                                                                   40,515
           5,643     Iberdrola SA                                                                                         45,544
             699     Inditex SA                                                                                           41,314
           2,467     Mapfre SA                                                                                             8,905
           1,600     Repsol YPF SA                                                                                        36,323
           1,865     Telefonica SA                                                                                        43,891
                                                                                                       --------------------------
                                                                                                                         343,174
                                                                                                       --------------------------

                     SWEDEN - 11.0%
           1,640     Alfa Laval AB                                                                                        23,313
           1,181     Assa Abloy AB - Class B                                                                              22,218
           2,293     Atlas Copco AB - Class A                                                                             32,531
           1,712     Atlas Copco AB - Class B                                                                             22,146
             890     Electrolux AB - Series B                                                                             18,946
             902     Hennes & Mauritz AB - Class B                                                                        54,852
           1,795     Investor AB - Class B                                                                                31,927
           5,013     Nordea Bank AB                                                                                       49,058
           3,669     Sandvik AB                                                                                           39,594
             783     Scania AB - Class B                                                                                  11,086
           5,063     Skandinaviska Enskilda Banken AB - Class A                                                           30,689
           1,295     Skanska AB - Class B                                                                                 21,468
           1,313     SKF AB - Class B                                                                                     20,788
           2,363     Svenska Cellulosa AB - Class B                                                                       35,019
           1,498     Svenska Handelsbanken AB - Class A                                                                   40,967
           2,346     Swedbank AB - Class A                                                                                22,447
           1,519     Swedish Match AB                                                                                     34,685
           1,415     Tele2 AB - Class B                                                                                   21,089
           5,485     Telefonaktiebolaget LM Ericsson - Class B                                                            54,988
           6,187     TeliaSonera AB                                                                                       42,931
           1,170     Volvo AB - Class A                                                                                    9,838
           4,601     Volvo AB - Class B                                                                                   39,042
                                                                                                       --------------------------
                                                                                                                         679,622
                                                                                                       --------------------------

                     TOTAL INVESTMENTS - 100.1%
                     (Cost $6,576,008)                                                                                 6,200,918
                     Liabilities in excess of Other Assets - (0.1%)                                                       (3,294)
                                                                                                       --------------------------
                     NET ASSETS - 100.0%                                                                             $ 6,197,624
                                                                                                       ==========================

AB - Publicly Traded Company
AG - Corporation
ASA - Stock Company
NV - Publicly Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation
SDR - Swedish Depositary Receipt
SE - Stock Corporation

(a) Non-income producing security.


--------------------------------------------------------------------------------
                 SUMMARY OF INVESTMENTS BY SECTOR CLASSIFICATION
--------------------------------------------------------------------------------
        SECTOR*                                          % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------
Financials                                                                33.2%
Industrials                                                               16.3%
Consumer Staples                                                          10.8%
Materials                                                                  8.3%
Consumer Discretionary                                                     8.3%
Telecommunication Services                                                 6.6%
Utilities                                                                  5.4%
Energy                                                                     4.6%
Health Care                                                                3.4%
Information Technology                                                     3.1%
--------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                        100.0%
--------------------------------------------------------------------------------
* Subject to change daily. Based on total investments. Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended November 30, 2009.

At February 28, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

                                                                                                     Net Tax
                                                    Gross Tax             Gross Tax               Unrealized
                                                   Unrealized           Unrealized           Depreciation on
Cost of Investments for Tax Purposes             Appreciation           Depreciation             Investments
-------------------------------------    ---------------------    -----------------    ---------------------
                         $ 6,616,036                $ 247,189           $ (662,307)              $ (415,118)
-------------------------------------    ---------------------    -----------------    ---------------------

In accordance with ASC 820, Fair Value Measurements and Disclosures (formerly known as the Statement of Financial Accounting Standard ("FAS") No. 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2010.

Description                         Level 1                Level 2                Level 3                    Total
--------------------------    ---------------------    -----------------    ---------------------    ----------------------
(value in $000s)
Assets:
Common Stocks                              $ 6,201                  $ -                      $ -                   $ 6,201
                              ---------------------    -----------------    ---------------------    ----------------------
Total                                      $ 6,201                  $ -                      $ -                   $ 6,201
                              =====================    =================    =====================    ======================

HGI | CLAYMORE/ZACKS INTERNATIONAL MULTI-ASSET INCOME INDEX ETF
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2010 (UNAUDITED)

NUMBER OF SHARES     DESCRIPTION                                                                                      VALUE
----------------------------------------------------------------------------------------------------------------------------
                     COMMON STOCKS - 77.9%
                     ARGENTINA - 0.3%
           3,158     YPF SA, ADR                                                                                  $ 130,078
                                                                                                      ----------------------

                     AUSTRALIA - 2.9%
          59,825     Amcor Ltd.                                                                                     317,689
          15,796     Australia & New Zealand Banking Group Ltd.                                                     327,323
          12,224     National Australia Bank Ltd.                                                                   278,481
          25,972     Santos Ltd.                                                                                    301,423
          12,329     Westpac Banking Corp.                                                                          288,491
                                                                                                      ----------------------
                                                                                                                  1,513,407
                                                                                                      ----------------------
                     AUSTRIA - 0.4%
          15,728     Telekom AG                                                                                     206,698
                                                                                                      ----------------------

                     BERMUDA - 0.4%
         354,000     First Pacific Co.                                                                              190,147
                                                                                                      ----------------------

                     BRAZIL - 1.3%
          10,581     CPFL Energia SA, ADR                                                                           660,783
                                                                                                      ----------------------

                     CANADA - 4.1%
           9,089     Canadian Natural Resources Ltd.                                                                616,507
           9,932     EnCana Corp.                                                                                   324,097
          25,870     Nexen, Inc.                                                                                    581,307
          32,756     Talisman Energy, Inc.                                                                          599,435
                                                                                                      ----------------------
                                                                                                                  2,121,346
                                                                                                      ----------------------
                     CHILE - 1.3%
           3,780     Empresa Nacional de Electricidad SA, ADR                                                       188,509
           6,465     Sociedad Quimica y Minera de Chile SA, ADR                                                     236,296
           4,643     Vina Concha y Toro SA, ADR                                                                     218,221
                                                                                                      ----------------------
                                                                                                                    643,026
                                                                                                      ----------------------
                     CHINA - 5.8%
          26,000     Cheung Kong Holdings Ltd.                                                                      317,157
          76,500     CLP Holdings Ltd.                                                                              528,667
           3,317     CNOOC Ltd., ADR                                                                                521,731
         642,000     Guangshen Railway Co. Ltd. - Class H                                                           260,493
          22,000     Hang Seng Bank Ltd.                                                                            321,640
          32,000     Swire Pacific Ltd. - Class A                                                                   357,165
         316,000     Yanzhou Coal Mining Co. Ltd. - Class H                                                         668,361
                                                                                                      ----------------------
                                                                                                                  2,975,214
                                                                                                      ----------------------
                     FINLAND - 0.8%
          29,757     Nokia OYJ                                                                                      401,830
                                                                                                      ----------------------

                     FRANCE - 7.8%
           2,714     Air Liquide SA                                                                                 324,860
           5,296     Danone                                                                                         310,419
           2,548     Dassault Systemes SA                                                                           147,088
          14,003     France Telecom SA                                                                              329,168
           3,399     Lafarge SA                                                                                     220,937
           2,126     L'Oreal SA                                                                                     220,561
           7,083     Publicis Groupe SA                                                                             280,029
           6,826     Sanofi-Aventis SA                                                                              500,425
          18,272     SCOR SE                                                                                        447,473
           3,354     Societe Generale                                                                               184,919
           6,330     Sodexo                                                                                         376,468
           4,452     Total SA                                                                                       248,980
           8,389     Vinci SA                                                                                       440,193
                                                                                                      ----------------------
                                                                                                                  4,031,520
                                                                                                      ----------------------
                     GERMANY - 3.7%
           2,969     Adidas AG                                                                                      147,445
           3,235     Aixtron AG                                                                                      95,360
           5,090     Bayer AG                                                                                       338,077
          33,037     Deutsche Telekom AG                                                                            426,059
           4,094     Fresenius Medical Care AG & Co. KGaA                                                           214,265
           5,795     Henkel AG & Co. KGaA                                                                           256,075
           3,019     SAP AG                                                                                         134,972
           2,939     Siemens AG                                                                                     252,644
             482     Volkswagen AG                                                                                   41,789
                                                                                                      ----------------------
                                                                                                                  1,906,686
                                                                                                      ----------------------
                     GREECE - 1.3%
          17,070     Coca Cola Hellenic Bottling Co. SA, ADR                                                        417,532
          43,741     Hellenic Telecommunications Organization SA, ADR                                               261,571
                                                                                                      ----------------------
                                                                                                                    679,103
                                                                                                      ----------------------

                     INDIA - 0.8%
           3,403     Dr. Reddy's Laboratories Ltd., ADR                                                              83,748
           1,233     HDFC Bank Ltd., ADR                                                                            150,044
           3,117     Infosys Technologies Ltd., ADR                                                                 177,357
                                                                                                      ----------------------
                                                                                                                    411,149
                                                                                                      ----------------------
                     ISRAEL - 1.4%
          27,220     Partner Communications Co. Ltd., ADR                                                           644,297
           1,412     Teva Pharmaceutical Industries Ltd., ADR                                                        84,734
                                                                                                      ----------------------
                                                                                                                    729,031
                                                                                                      ----------------------
                     ITALY - 0.6%
          41,447     Benetton Group SpA                                                                             329,761
                                                                                                      ----------------------

                     JAPAN - 5.1%
           5,600     Advantest Corp.                                                                                133,029
          10,400     Canon, Inc.                                                                                    432,431
           7,100     Eisai Co. Ltd.                                                                                 276,841
           6,500     Kao Corp.                                                                                      166,185
          17,500     Konami Corp.                                                                                   328,082
           1,600     Nidec Corp.                                                                                    155,382
          14,200     Nomura Real Estate Holdings, Inc.                                                              212,205
             108     NTT DoCoMo, Inc.                                                                               166,986
          15,900     Panasonic Corp.                                                                                220,970
           5,700     Sony Corp.                                                                                     195,634
           5,200     TDK Corp.                                                                                      320,666
                                                                                                      ----------------------
                                                                                                                  2,608,411
                                                                                                      ----------------------
                     JERSEY - 0.3%
             478     Randgold Resources Ltd.                                                                         34,035
           4,943     Shire PLC                                                                                      105,880
                                                                                                      ----------------------
                                                                                                                    139,915
                                                                                                      ----------------------
                     LUXEMBOURG - 1.8%
          11,705     ArcelorMittal                                                                                  446,787
          11,609     Tenaris SA, ADR                                                                                480,961
                                                                                                      ----------------------
                                                                                                                    927,748
                                                                                                      ----------------------
                     MEXICO - 5.4%
           1,773     America Movil SAB de CV - Series L, ADR                                                         79,023
           3,580     Coca-Cola Femsa SAB de CV, ADR                                                                 229,872
          32,161     Grupo Aeroportuario del Centro Norte SAB de CV, ADR                                            409,410
          16,303     Grupo Aeroportuario del Pacifico SAB de CV, ADR                                                553,161
          20,534     Grupo Aeroportuario del Sureste SAB de CV, ADR                                               1,095,900
          19,298     Industrias Bachoco SAB de CV, ADR                                                              415,100
                                                                                                      ----------------------
                                                                                                                  2,782,466
                                                                                                      ----------------------
                     NETHERLANDS - 3.7%
           6,412     Heineken Holding NV                                                                            262,120
          18,060     Koninklijke Ahold NV                                                                           221,818
          13,503     Koninklijke DSM NV                                                                             565,081
          16,834     Koninklijke KPN NV                                                                             268,788
          20,567     Koninklijke Philips Electronics NV                                                             602,615
                                                                                                      ----------------------
                                                                                                                  1,920,422
                                                                                                      ----------------------
                     NORWAY - 0.7%
           9,300     Yara International ASA                                                                         382,986
                                                                                                      ----------------------

                     PORTUGAL - 0.6%
          31,309     Portugal Telecom SGPS SA                                                                       330,283
                                                                                                      ----------------------

                     SINGAPORE - 0.6%
          32,000     DBS Group Holdings Ltd.                                                                        318,702
                                                                                                      ----------------------

                     SOUTH AFRICA - 0.8%
          11,135     Sasol Ltd., ADR                                                                                407,875
                                                                                                      ----------------------

                     SPAIN - 1.4%
          16,836     Banco Santander SA                                                                             219,399
          28,709     Bankinter SA                                                                                   234,879
          10,739     Repsol YPF SA                                                                                  243,794
                                                                                                      ----------------------
                                                                                                                    698,072
                                                                                                      ----------------------
                     SWEDEN - 1.1%
          22,852     Atlas Copco AB - Class A                                                                       324,201
          30,467     Volvo AB - Class B                                                                             258,527
                                                                                                      ----------------------
                                                                                                                    582,728
                                                                                                      ----------------------
                     SWITZERLAND - 2.7%
           6,904     Nestle SA                                                                                      343,977
           9,540     Novartis AG                                                                                    531,334
           1,429     Roche Holding AG                                                                               246,425
           1,091     Syngenta AG                                                                                    282,716
                                                                                                      ----------------------
                                                                                                                  1,404,452
                                                                                                      ----------------------
                     TAIWAN - 2.0%
          28,496     Chunghwa Telecom Co. Ltd., ADR                                                                 532,305
          40,222     Siliconware Precision Industries Co., ADR                                                      234,897
          26,625     Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                               259,594
                                                                                                      ----------------------
                                                                                                                  1,026,796
                                                                                                      ----------------------
                     TURKEY - 0.7%
          24,347     Turkcell Iletisim Hizmet A.S., ADR                                                             360,579
                                                                                                      ----------------------

                     UNITED KINGDOM - 17.8%
          98,958     ARM Holdings PLC                                                                               307,032
          21,375     Associated British Foods PLC                                                                   309,142
           9,735     BG Group PLC                                                                                   169,695
          16,390     BHP Billiton PLC                                                                               500,789
          42,082     BP PLC                                                                                         370,748
          44,016     British Sky Broadcasting Group PLC                                                             364,534
         301,534     BT Group PLC                                                                                   527,454
          50,465     Bunzl PLC                                                                                      522,814
          71,652     Centrica PLC                                                                                   305,105
          13,346     GlaxoSmithKline PLC                                                                            246,660
          51,003     HSBC Holdings PLC                                                                              558,747
          10,463     Imperial Tobacco Group PLC                                                                     325,905
         327,621     Ladbrokes PLC                                                                                  727,705
         238,143     Legal & General Group PLC                                                                      279,706
          46,926     Marks & Spencer Group PLC                                                                      235,824
          32,064     National Grid PLC                                                                              318,269
         138,285     Rexam PLC                                                                                      587,575
          10,621     Royal Dutch Shell PLC - Class A                                                                290,107
          26,842     Smith & Nephew PLC                                                                             275,221
          45,906     Tate & Lyle PLC                                                                                294,295
          65,365     Tesco PLC                                                                                      417,650
          17,198     Unilever PLC                                                                                   503,746
          50,975     United Utilities Group PLC                                                                     421,779
         143,725     Vodafone Group PLC                                                                             309,502
                                                                                                      ----------------------
                                                                                                                  9,170,004
                                                                                                      ----------------------
                     UNITED STATES - 0.3%
           9,857     News Corp. - Class B                                                                           155,354
                                                                                                      ----------------------

                     TOTAL COMMON STOCK - 77.9%
                     (Cost $37,837,460)                                                                          40,146,572
                                                                                                      ----------------------

                     CLOSED END FUNDS - 9.9%
                     UNITED STATES - 9.9%
          25,687     AllianceBernstein Global High Income Fund, Inc.                                                347,545
          21,716     BlackRock Global Opportunities Equity Trust                                                    416,296
          29,903     BlackRock Real Asset Equity Trust                                                              367,508
          42,699     Calamos Global Dynamic Income Fund                                                             327,501
          20,929     Eaton Vance Tax-Advantaged Dividend Income Fund                                                318,539
          25,399     Eaton Vance Tax-Advantaged Global Dividend Income Fund                                         335,267
          35,482     Evergreen Global Dividend Opportunity Fund                                                     365,819
          23,720     First Trust Aberdeen Global Opportunity Income Fund                                            379,520
          19,020     Gabelli Global Deal Fund (The)                                                                 270,464
          41,958     MFS Intermediate Income Trust                                                                  287,412
          18,666     Nuveen Multi-Currency Short-Term Government Income Fund                                        287,456
          54,766     Putnam Premier Income Trust                                                                    342,835
          32,227     Van Kampen Dynamic Credit Opportunities Fund                                                   408,638
          17,578     Western Asset Emerging Markets Debt Fund, Inc.                                                 308,494
          24,513     Western Asset Emerging Markets Income Fund, Inc.                                               308,128
                                                                                                      ----------------------
                     TOTAL CLOSED END FUNDS                                                                       5,071,422
                                                                                                      ----------------------
                     (Cost $4,648,513)

                     INCOME TRUSTS - 7.3%
                     CANADA - 7.3%
          67,770     Enerplus Resources Fund                                                                      1,512,626
         109,886     Penn West Energy Trust                                                                       2,244,971
                                                                                                      ----------------------
                     TOTAL INCOME TRUSTS                                                                          3,757,597
                                                                                                      ----------------------
                     (Cost $2,911,027)

                     PREFERRED STOCKS - 4.7%
                     BRAZIL - 1.9%
          17,685     Gerdau SA, ADR                                                                                 260,854
           4,313     Itau Unibanco Holding SA, ADR                                                                   86,088
          28,478     Telecomunicacoes de Sao Paulo SA, ADR                                                          626,231
                                                                                                      ----------------------
                                                                                                                    973,173
                                                                                                      ----------------------
                     CHILE - 1.2%
          30,525     Embotelladora Andina SA - Class B, ADR                                                         598,901
                                                                                                      ----------------------

                     COLOMBIA - 1.6%
          18,159     BanColombia SA, ADR                                                                            842,214
                                                                                                      ----------------------

                     TOTAL PREFERRED STOCKS                                                                       2,414,288
                                                                                                      ----------------------
                     (Cost $2,160,476)

                     TOTAL INVESTMENTS - 99.8%
                     (Cost $47,557,476)                                                                          51,389,879
                     Other Assets in excess of Liabilities - 0.2%                                                   114,407
                                                                                                      ----------------------
                     NET ASSETS - 100.0%                                                                       $ 51,504,286
                                                                                                      ======================


A.S. - Limited Liability Company
AB - Stock Company
ADR - American Depositary Receipt
AG - Stock Corporation
ASA - Stock Company
KGaA - Limited Partnership
NV - Publicly-Traded Company
OYJ - Publicly-Traded Company
PLC - Public Limited Company
SA - Corporation SAB de
CV - Variable Capital Company
SE - Stock Corporation
SGPS - Holding Enterprise
SpA - Limited Share Company

--------------------------------------------------------------------------------
                 SUMMARY OF INVESTMENTS BY SECTOR CLASSIFICATION
--------------------------------------------------------------------------------
   SECTOR*                                                % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------
Energy                                                                     18.9%
Financials                                                                 10.9%
Consumer Staples                                                           10.7%
Telecommunication Services                                                  9.9%
Industrials                                                                 9.2%
Materials                                                                   8.1%
Information Technology                                                      6.1%
Consumer Discretionary                                                      6.0%
Health Care                                                                 5.6%
Utilities                                                                   4.7%
--------------------------------------------------------------------------------
Total Common Stocks, Income Trusts & Preferred Stocks                      90.1%
Closed End Funds                                                            9.9%
--------------------------------------------------------------------------------
Total Investments                                                         100.0%
--------------------------------------------------------------------------------
* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.


See previously submitted notes to financial statements for the period ending November 30, 2009.

At February 28, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax    Gross Tax Unrealized        Gross Tax Unrealized                Net Tax Unrealized
                   Purposes           Appreciation                 Depreciation       Appreciation on Investments
----------------------------------------------------------------------------------------------------------------
               $ 47,791,065            $ 4,924,330                 $ (1,325,516)                     $ 3,598,814
----------------------------------------------------------------------------------------------------------------

In accordance with ASC 820, Fair Value Measurements and Disclosures (formerly known as the Statement of Financial Accounting Standard ("FAS") No. 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2010.

Description                           Level 1                  Level 2                    Level 3                   Total
--------------------------    ----------------------    ----------------------     ----------------------    ----------------------
(value in $000s)
Assets:
Common Stocks                              $ 40,147                        $ -                        $ -                  $ 40,147
Preferred Stocks                              2,414                          -                          -                     2,414
Income Trusts                                 3,758                                                                           3,758
Closed End Funds                              5,071                          -                          -                     5,071
                              ----------------------    ----------------------     ----------------------    ----------------------
Total                                      $ 51,390                        $ -                        $ -                  $ 51,390
                              ======================    ======================     ======================    ======================

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2
--------------------------------------------------------------------------------

By: /s/ J. Thomas Futrell
    ----------------------------------------------------------------------------
        J. Thomas Futrell
        Chief Executive Officer

Date: April 29, 2010
    ----------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Thomas Futrell
    ----------------------------------------------------------------------------
        J. Thomas Futrell
        Chief Executive Officer

Date: April 29, 2010
    ----------------------------------------------------------------------------

By: /s/ Steven M. Hill
    ----------------------------------------------------------------------------
        Steven M. Hill

        Treasurer and Chief Financial Officer

Date: April 29, 2010
    ----------------------------------------------------------------------------